Equipment Installment Plans (Table)	12 Months Ended
Dec. 31, 2015
Equipment Installment Plans
Equipment installment plans

The following table summarizes the unbilled equipment installment plan receivables as of December 31, 2015 and 2014.  Such amounts are presented in the Consolidated Balance Sheet as Accounts receivable – customers and agents and Other assets and deferred charges, where applicable.

December 31,	2015	2014
(Dollars in thousands)
Short-term portion of unbilled equipment installment plan receivables, gross	$278,709	$127,400
Short-term portion of unbilled deferred interest	(20,810)	(16,365)
Short-term portion of unbilled allowance for credit losses	(13,827)	(3,686)
Short-term portion of unbilled equipment installment plan receivables, net	$244,072	$107,349

Long-term portion of unbilled equipment installment plan receivables, gross	$75,738	$89,435
Long-term portion of unbilled deferred interest	(2,283)	(2,791)
Long-term portion of unbilled allowance for credit losses	(5,537)	(6,065)
Long-term portion of unbilled equipment installment plan receivables, net	$67,918	$80,579